PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022
ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 6,750,000	$ 6,750,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 6,750,000
Private Placement | ITHAX ACQUISITION CORP. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	675,000	675,000	675,000
Price of warrants		$ 10.00	$ 10.00
Aggregate purchase price	$ 6,750,000	$ 6,750,000
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50
Private Placement | ITHAX ACQUISITION CORP. | Sponsor | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		465,000	465,000
Private Placement | ITHAX ACQUISITION CORP. | Cantor | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		210,000	210,000